Subsequent Events (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Feb. 02, 2023
Subsequent Events [abstract]
Agreement to acquire percentage		100.00%
Cash		$ 3.5
Aggregate amount	$ 94.0	$ 3.5
Exceed amount	$ 100.0